Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of period	$ 280,407	$ 107,598
Changes in credit losses	787,837	30,926
Foreign currency translation adjustment	21,331	(3,656)
Balance at the end of period	$ 1,089,575	$ 134,868